J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Core Plus Bond ETF

JPMorgan International Bond Opportunities ETF

JPMorgan Limited Duration Bond ETF

(each, a series of J.P. Morgan Exchange-Traded Fund Trust)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 1, 2025

to the current Summary Prospectuses and Prospectuses, as supplemented

Portfolio Manager Retirements and Revised Roles. Lisa Coleman has announced her retirement from J.P. Morgan Investment Management Inc. (“JPMIM”), effective March 2026. Michael Sais has announced his retirement from JPMIM, effective April 2026. In anticipation of Mr. Sais’s retirement next year, effective immediately, Cary Fitzgerald is added as a portfolio manager for the JPMorgan Limited Duration Bond ETF. In anticipation of Ms. Coleman’s retirement next year, effective immediately, Vikas Pathani is added as a portfolio manager for the JPMorgan Core Plus Bond ETF and Andreas Michalitsianos is added as a portfolio manager for the JPMorgan International Bond Opportunities ETF.

Therefore, effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of each Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

CORE PLUS BOND ETF

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Richard D. Figuly	2019	Managing Director
J. Andrew Norelli	2019	Managing Director
Lisa Coleman*	2020	Managing Director
Thomas Hauser	2020	Managing Director
Kay Herr	2023	Managing Director
Priya Misra	2024	Managing Director
Vikas Pathani	2025	Managing Director

*

Ms. Coleman has announced her retirement from JPMIM effective March 2026. Until her retirement, Ms. Coleman will continue to serve on the portfolio management team, and upon her retirement, Messrs. Figuly, Norelli, Hauser, Pathani and Mses. Herr and Misra will continue to be responsible for the management of the Fund.

INTERNATIONAL BOND OPPORTUNITIES ETF

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Bob Michele	2017	Managing Director
Iain Stealey	2017	Managing Director
Lisa Coleman*	2020	Managing Director
Peter Aspbury	2020	Managing Director
Andreas Michalitsianos	2025	Managing Director

*

Ms. Coleman has announced her retirement from JPMIM effective March 2026. Until her retirement, Ms. Coleman will continue to serve on the portfolio management team, and upon her retirement, Messrs. Michele, Stealey, Aspbury and Michalitsianos will continue to be responsible for the management of the Fund.

SUP-INCETF-PM-425

LIMITED DURATION BOND ETF

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Michael Sais*	2023	Managing Director
Robert Manning	2023	Managing Director
Sajjad Hussain	2024	Managing Director
Cary Fitzgerald	2025	Managing Director

*

Mr. Sais has announced his retirement from JPMIM effective April 2026. Until his retirement, Mr. Sais will continue to serve on the portfolio management team, and upon his retirement, Messrs. Manning, Hussain and Fitzgerald will continue to be responsible for the management of the Fund.

In addition, the corresponding “The Funds’ Management and Administration — The Portfolio Managers” sections of each Fund’s Prospectus are hereby deleted in their entirety and replaced with the following:

Core Plus Bond ETF

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.

The portfolio management team for the Fund consists of Richard Figuly, Managing Director, J. Andrew Norelli, Managing Director, Lisa Coleman, Managing Director and CFA charterholder, Thomas Hauser, Managing Director and CFA charterholder, Kay Herr, Managing Director and CFA charterholder, Priya Misra, Managing Director and Vikas Pathani, Managing Director. Mr. Figuly has been an employee of JPMIM or predecessor firms since 1993 and is a member of the GFICC group with an emphasis on securitized assets for purposes of this Fund. Mr. Norelli has been with the adviser since 2012 and is a portfolio manager within the GFICC group, where he focuses on multi-asset class portfolios, asset allocation, macroeconomic strategy, and global market dynamics. Ms. Coleman is responsible for managing investment grade corporate credit investments for the Fund. A portfolio manager of the Fund since July 2020 and an employee of JPMIM since 2008, Ms. Coleman is the Global Head of the Investment Grade Corporate Credit team within the GFICC group. Mr. Hauser is responsible for managing high yield investments for the Fund. A portfolio manager of the Fund since July 2020 and employee of JPMIM or its affiliates since 2004, Mr. Hauser is a senior portfolio manager for the GFICC Global High Yield team. In this role, he is responsible for managing high yield total return strategies and sub-advised mutual fund assets with an emphasis on the U.S. dollar high yield market. An employee of JPIMM since 1999 and a portfolio manager of the Fund since 2023, Ms. Herr is a member of the Asset Management Investment Committee (AMIC) and head of Research for the GFICC team. Ms. Misra is a member of the GFICC team and an employee of JPMIM since 2023 and a portfolio manager of the Fund since 2024, with a focus on assessing macroeconomic issues, interest rates and sector allocation themes. Prior to joining JPMIM, Ms. Misra worked at TD Securities since 2015, where she was head of Global Rates Strategy at TD Securities. In her role, Ms. Misra was responsible for the U.S. and global interest rate markets and provided investment advice for clients. Mr. Pathani has been a portfolio manager for the Fund since April 2025 and an employee of JPMIM or its affiliates since 2004. He is a member of the GFICC group and a portfolio manager on the Global Investment Grade Corporate Credit team, focusing on financials and hybrid capital, which includes subordinated debt, preferred stock and other capital securities.

Ms. Coleman has announced her retirement from JPMIM effective March 2026. Until her retirement, Ms. Coleman will continue to serve on the portfolio management team, and upon her retirement, Messrs. Figuly, Norelli, Hauser, Pathani and Mses. Herr and Misra will continue to be responsible for the management of the Fund.

International Bond Opportunities ETF

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by research teams who provide individual security and sector recommendations regarding their area of focus, while the portfolio managers select and allocate individual securities in a manner designed to meet the investment objective of the Fund.

The Fund’s portfolio management team is comprised of Bob Michele, Managing Director and CFA charterholder, Iain Stealey, Managing Director and CFA charterholder, Lisa Coleman, Managing Director and CFA charterholder, Peter Aspbury, Managing Director and Andreas Michalitsianos, Managing Director and CFA charterholder. Mr. Michele has served as the lead portfolio manager for the Fund since its inception. An employee of JPMIM since 2008, Mr. Michele is the Global Chief Investment Officer within J.P. Morgan Asset Management’s GFICC group. He is responsible for overseeing the activities of the fixed income and currency investment teams based in United States, Europe and Asia. An employee of JPMIM since 2002 and a member of the portfolio management team for the Fund since its inception, Mr. Stealey is a portfolio manager in the International Fixed Income Group and Head of Global Aggregate Strategies and beginning in 2019, J.P. Morgan Asset Management’s International Chief Investment Officer of GFICC group. He specializes in portfolio construction and works on multi-currency accounts for both segregated clients and pooled funds. Mr. Aspbury is responsible for managing high yield investments for the Fund. A portfolio manager of the Fund since July 2020 and employee of JPMIM or its affiliates since 2010, Mr. Aspbury is a senior portfolio manager in the GFICC Global High Yield team and the head portfolio manager for European High Yield. Mr. Michalitsianos is currently a senior portfolio manager within the Global Investment Grade Corporate Credit team, focusing on sterling, European and unconstrained bond portfolios. An employee of JPMIM since 2002, Mr. Michalitsianos previously worked as a portfolio manager in the Long Duration group where he managed a range of strategies including credit, government and inflation protected bond mandates. Information about Ms. Coleman is discussed earlier in this section.

Ms. Coleman has announced her retirement from JPMIM effective March 2026. Until her retirement, Ms. Coleman will continue to serve on the portfolio management team, and upon her retirement, Messrs. Michele, Stealey, Aspbury and Michalitsianos will continue to be responsible for the management of the Fund.

Limited Duration Bond ETF

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.

Michael Sais, Managing Director and CFA charterholder, is the lead portfolio manager responsible for the day-to-day management of the Fund. Mr. Sais is a member of the Taxable Bond team and has been part of the team responsible for the management of the predecessor fund since 1995. Mr. Sais joined JPMIM or predecessor firms in 1994 as a senior fixed income research analyst. An employee of JPMIM since 1999, Robert Manning, Managing Director and CFA charterholder, has also participated in the management of the predecessor fund since 2013. Mr. Manning is a portfolio manager for Insurance Solutions. Previously, he was a member of the Fixed Income Portfolio Management Group that supports Mid-Institutional Portfolios. An employee of JPMIM since 2016, Sajjad Hussain, Managing Director and CFA charterholder, is the Head of Securitized Strategies within the GFICC team and a member of the portfolio management team since 2024. Prior to 2024, Mr. Hussain was the head of the structured credit research team. An employee of JPMIM and/or affiliated firms since 2000 and a portfolio manager for the Fund since April 2025, Cary Fitzgerald, Managing Director, is the Head of the Short Duration team, responsible for multi-sector investment strategies including short-core, short-core plus, short-custom solutions, and stable value.

Mr. Sais has announced his retirement from JPMIM effective April 2026. Until his retirement, Mr. Sais will continue to serve on the portfolio management team, and upon his retirement, Messrs. Manning, Hussain and Fitzgerald will continue to be responsible for the management of the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Core Plus Bond ETF

JPMorgan International Bond Opportunities ETF

JPMorgan Limited Duration Bond ETF

(each, a series of J.P. Morgan Exchange-Traded Fund Trust)

(the “Funds”)

Supplement dated April 1, 2025

to the current Statements of Additional Information, as supplemented

Effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statements of Additional Information (“SAIs”) with respect to the Funds is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts managed for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of February 29, 2024:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Core Plus Bond ETF
Richard D. Figuly	25	89,455,287	15	24,812,686	16	4,477,549
J. Andrew Norelli	5	33,306,335	5	16,758,305	8	2,342,292
Lisa Coleman**	8	28,919,451	24	28,561,632	18	18,335,061
Thomas Hauser	17	42,700,926	12	25,221,488	41	12,762,014
Kay Herr	5	27,138,908	2	6,307,538	8	2,342,292
Priya Misra	3	22,980,703	2	6,307,538	19	9,383,982
Vikas Pathani††	1	1,228,121	0	0	0	0

International Bond Opportunities ETF
Bob Michele	2	4,437,124	13	14,449,198	4	2,554,629
Iain Stealey	3	4,624,454	33	30,329,994	12	12,227,346
Lisa Coleman**	8	31,124,201	24	28,561,632	18	18,335,061
Peter Aspbury	2	151,253	10	2,181,562	6	2,487,482
Andreas Michalitsianos†††	0	0	22	15,678,514	23	9,316,405

Limited Duration Bond ETF
Michael Sais***†	4	8,617,733	1	948,382	4	6,609,181
Robert Manning†	3	3,495,211	0	0	55	45,771,756
Sajjad Hussain†	0	0	0	0	0	0
Cary Fitzgerald††	6	14,799,607	8	8,345,464	92	37,967,862

SUP-SAI-INCETF-425

The following table shows information regarding the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of February 29, 2024:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Core Plus Bond ETF
Richard D. Figuly	0	0	0	0	1	1,990,943
J. Andrew Norelli	0	0	0	0	0	0
Lisa Coleman**	0	0	0	0	1	272,085
Thomas Hauser	0	0	1	22,941	0	0
Kay Herr	0	0	0	0	0	0
Priya Misra	0	0	0	0	0	0
Vikas Pathani††	0	0	0	0	0	0

International Bond Opportunities ETF
Bob Michele	0	0	0	0	0	0
Iain Stealey	0	0	0	0	1	150,946
Lisa Coleman**	0	0	0	0	1	272,085
Peter Aspbury	0	0	0	0	0	0
Andreas Michalitsianos†††	0	0	0	0	0	0

Limited Duration Bond ETF
Michael Sais***†	0	0	0	0	2	1,184,806
Robert Manning†	0	0	0	0	1	617,368
Sajjad Hussain†	0	0	0	0	0	0
Cary Fitzgerald††	0	0	0	0	1	387,474

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
**	Ms. Coleman has announced her retirement from JPMIM effective March 2026. Until her retirement, Ms. Coleman will continue to serve on the portfolio management team.
***	Mr. Sais has announced his retirement from JPMIM effective April 2026. Until his retirement, Mr. Sais will continue to serve on the portfolio management team.
†	As of 11/1/24.
††	As of 2/28/25.
†††	As of 6/30/24.

In addition, effective immediately, the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of the SAI with respect to the Funds is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Ownership of Securities

The following table indicates the dollar range of securities of each Fund beneficially owned by each portfolio manager of each Fund, as of February 29, 2024. Aggregate Dollar Range, if applicable, includes each portfolio manager’s deferred compensation balance attributable to each Fund through participation in the Adviser’s deferred compensation plan. If applicable, this reflects an obligation of the Adviser to pay deferred compensation to the portfolio manager at a future date in an amount based on the performance of that Fund and accordingly, is the economic equivalent of an investment in Fund Shares.

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Core Plus Bond ETF
Richard D. Figuly	X
J. Andrew Norelli					X
Lisa Coleman*	X
Thomas Hauser	X
Kay Herr							X
Priya Misra					X
Vikas Pathani††	X

International Bond Opportunities ETF
Bob Michele	X
Iain Stealey	X
Lisa Coleman*	X
Peter Aspbury	X
Andreas Michalitsianos†††	X

Limited Duration Bond ETF
Michael Sais**†							X
Robert Manning†					X
Sajjad Hussain†	X
Cary Fitzgerald††	X

*	Ms. Coleman has announced her retirement from JPMIM effective March 2026. Until her retirement, Ms. Coleman will continue to serve on the portfolio management team.
**	Mr. Sais has announced his retirement from JPMIM effective April 2026. Until his retirement, Mr. Sais will continue to serve on the portfolio management team.
†	As of 11/1/24.
††	As of 2/28/25.
†††	As of 6/30/24.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENTS OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE